STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 12, 2021	Mar. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 11, 2021
Common Stock shares issued			1,220,311,120	768,540,617	22,493,046
Series C Preferred Stock [Member]
Preferred stock series, description		the Board of Directors of the Corporation had authorized issuance of up to 150 shares of preferred stock, $0.001 par value per share, designated as Series C Convertible Preferred Stock. Each share of Preferred Stock shall have a par value of $0.001 per share and a stated value of $1,200
Series B Preferred Shares [Member]
Common stock price						$ 0.001
Redemption price			125.00%
Preferred stock series, description			On February 11, 2021, the Board of Directors of the Corporation had authorized issuance of up to 350 shares of preferred stock, $0.001 par value per share, designated as Series B Convertible Preferred Stock. Each share of Preferred Stock shall have a par value of $0.001 per share and a stated value of $1,200
Conversion price per share			$ 0.05
Warrants [Member]
Class of Warrant or Right, Outstanding				76,369,112
Convertible Loan Agreement [Member]
Shares issued upon exercise of warrants, shares				30,000,000	242,841
Warrant term				3 years	5 years
Convertible Loan Agreement [Member] | Warrant Agreement [Member]
Number of increased warrants as per the warrant agreement					4,549,975
Convertible Loan Agreement [Member] | Warrant One
Warrant descriptions				outstanding warrants were increased from the initial issuance of 145,717 warrants to 34,531,666 to reflect the terms of the warrant agreement.
Common stock price				$ 0.004
Class of Warrant or Right, Outstanding				76,372,446
Convertible Loan Agreement [Member] | Warrant Two [Member]
Class of Warrant or Right, Outstanding					5,044,260
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				8,214,286	531,247
Redemption price			125.00%
Class of warrant or right converted into common shares					594,051
BHP Capital [Member]
Preferred stock shares designated	350
Stock Issued During Period, Shares, Issued for Services	1,500,000
Net proceeds	$ 326,600
Preferred stock shares designated, amount	$ 350,000
Common stock price	$ 1,200
Fourth LLC [Member]
Preferred stock shares designated		150
Net proceeds		$ 141,049
Preferred stock shares designated, amount		$ 150,000
Common stock price		$ 0.001
Stated Value per share			1,200
Aggregate purchase price		$ 150,000
Cumulative dividends		10.00%
Common Stock shares issued			642,857
Minimum [Member] | Warrants [Member]
Common stock price				$ 0.0029	$ 0.59
Minimum [Member] | Convertible Loan Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights				0.0029	0.59
Maximum [Member] | Convertible Loan Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.0050	$ 3.09
April To September, 2020 [Member] | Minimum [Member]
Additional shares of common stock		642,857
Warrant descriptions				we granted a total of 30,000,000 warrants to 3 of our board members at an exercise price of $0.004
Preferred stock shares designated						350